UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07692

Name of Fund:	Legg Mason Investors Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2008

Date of reporting period: 6/30/2007

Item 1 – Schedule of Investments

Quarterly Report to Shareholders

Portfolio of Investments

American Leading Companies Trust

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 98.3%

Consumer Discretionary — 12.6%
Automobiles — 0.6%
General Motors Corp.	150	$5,670

Diversified Consumer Services — 0.7%
Apollo Group Inc.	100	5,843	A

Household Durables — 2.3%
Centex Corp.	300	12,030
Pulte Homes Inc.	360	8,082

		20,112

Internet and Catalog Retail — 2.6%
Expedia Inc.	500	14,645	A
IAC/InterActiveCorp	225	7,787	A

		22,432

Media — 2.7%
The DIRECTV Group Inc.	600	13,866	A
Time Warner Inc.	480	10,099

		23,965

Specialty Retail — 3.7%
The Home Depot Inc.	400	15,740
The TJX Cos. Inc.	600	16,500

		32,240

Consumer Staples — 5.1%
Beverages — 0.8%
The Pepsi Bottling Group Inc.	200	6,736

Food Products — 1.1%
Kraft Foods Inc.	277	9,758

Tobacco — 3.2%
Altria Group Inc.	400	28,056

	Shares/Par	Value
Energy — 8.3%
Energy Equipment and Services — 4.8%
Baker Hughes Inc.	165	$13,882
Noble Corp.	135	13,165
Transocean Inc.	138	14,625	A

		41,672

Oil, Gas and Consumable Fuels — 3.5%
Anadarko Petroleum Corp.	134	6,967
Apache Corp.	97	7,914
Devon Energy Corp.	150	11,743
Exxon Mobil Corp.	30	2,516
Royal Dutch Shell PLC – ADR	24	1,949

		31,089

Financials — 21.5%
Capital Markets — 1.3%
Merrill Lynch and Co. Inc.	70	5,851
Morgan Stanley	70	5,871

		11,722

Commercial Banks — 2.5%
Lloyds TSB Group PLC	1,950	21,753

Diversified Financial Services — 8.5%
Bank of America Corp.	343	16,789
Citigroup Inc.	465	23,850
J.P. Morgan Chase and Co.	700	33,915

		74,554

Insurance — 5.2%
American International Group Inc.	350	24,510
The Travelers Cos. Inc.	200	10,700
XL Capital Ltd.	127	10,688

		45,898

Thrifts and Mortgage Finance — 4.0%
Countrywide Financial Corp.	600	21,810
Washington Mutual Inc.	300	12,792

		34,602

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares/Par	Value
Health Care — 10.2%
Biotechnology — 0.6%
Amgen Inc.	100	$5,529	A

Health Care Providers and Services — 6.7%
Health Net Inc.	268	14,150	A
UnitedHealth Group Inc.	480	24,547
WellPoint Inc.	250	19,958	A

		58,655

Pharmaceuticals — 2.9%
Johnson and Johnson	180	11,092
Pfizer Inc.	540	13,808

		24,900

Industrials — 14.3%
Aerospace and Defense — 4.0%
General Dynamics Corp.	216	16,896
Lockheed Martin Corp.	200	18,826

		35,722

Airlines — 2.8%
UAL Corp.	600	24,354	A

Industrial Conglomerates — 5.6%
General Electric Co.	400	15,312
Tyco International Ltd.	1,000	33,790

		49,102

Machinery — 1.9%
Caterpillar Inc.	119	9,318
Deere and Co.	60	7,244

		16,562

Information Technology — 19.4%
Communications Equipment — 3.6%
Motorola Inc.	400	7,080
Nokia Oyj – ADR	875	24,596

		31,676

	Shares/Par	Value
Information Technology — Continued
Computers and Peripherals — 4.0%
Dell Inc.	135	$3,854	A
Hewlett-Packard Co.	350	15,617
International Business Machines Corp.	152	15,998

		35,469

Internet Software and Services — 3.8%
eBay Inc.	400	12,872	A
Yahoo! Inc.	750	20,348	A

		33,220

IT Services — 1.2%
Accenture Ltd.	250	10,723

Semiconductors and Semiconductor Equipment — 5.0%
Applied Materials Inc.	550	10,928
Intel Corp.	425	10,098
Texas Instruments Inc.	600	22,578

		43,604

Software — 1.8%
Microsoft Corp.	405	11,935
Symantec Corp.	200	4,040	A

		15,975

Materials — 2.4%
Metals and Mining — 2.4%
Alcoa Inc.	100	4,053
United States Steel Corp.	160	17,400

		21,453

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares/Par	Value
Telecommunication Services — 4.5%
Wireless Telecommunication Services — 4.5%
ALLTEL Corp.	180	$12,159
Sprint Nextel Corp.	1,300	26,923

		39,082

Total Common Stocks and Equity Interests (Cost — $ 517,291)		862,128

Repurchase Agreements — 2.1%

Bank of America
5.22%, dated 6/29/07, to be repurchased at $9,213 on 7/2/07 (Collateral: $9,555 Fannie Mae Discount note, 0.000% due 10/26/07, value $ 9,393)	$9,209	9,209

Goldman, Sachs Group Inc.
5.23%, dated 6/29/07, to be repurchased at $9,213 on 7/2/07 (Collateral: $10,321 Fannie Mae note, 4.500% due 8/1/35, value $ 9,418)	9,209	9,209

Total Repurchase Agreements (Cost — $ 18,418)		18,418

Total Investments — 100.4% (Cost — $ 535,709) B		880,546
Other Assets Less Liabilities — (0.4)%		(3,287)

Net Assets — 100.0%		$877,259

Net Asset Value Per Share:
Primary Class		$26.62

Institutional Class		$27.76

A	Non-income producing.
B

Aggregate cost for Federal income tax purposes is substantially the same as book cost. At June 30, 2007 the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$354,432
Gross unrealized depreciation	$(9,595)

Net unrealized appreciation/(depreciation)	$344,837

ADR — American Depository Receipt

Portfolio of Investments

U.S. Small-Capitalization Value Trust

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 98.3%

Consumer Discretionary — 20.7%
Auto Components — 2.4%
Aftermarket Technology Corp.	18	$523	A
ArvinMeritor Inc.	97	2,162
Dorman Products Inc.	11	157	A
Modine Manufacturing Co.	31	701
Strattec Security Corp.	6	291	A
TRW Automotive Holdings Corp.	53	1,956	A

		5,790

Automobiles — 0.3%
Thor Industries Inc.	15	668

Distributors — 0.3%
Building Material Holding Corp.	47	670
Handleman Co.	13	79

		749

Diversified Consumer Services — 0.9%
Career Education Corp.	19	638	A
Pre-Paid Legal Services Inc.	12	791	A
Vertrue Inc.	15	751	A

		2,180

Hotels, Restaurants and Leisure — 1.5%
Bluegreen Corp.	36	424	A
CBRL Group Inc.	28	1,172
Frisch’s Restaurants Inc.	6	180
Jack in the Box Inc.	4	305	A
Landry’s Restaurants Inc.	7	215
Luby’s Inc.	13	123	A
Ruby Tuesday Inc.	6	155
Speedway Motorsports Inc.	24	960
The Steak n Shake Co.	6	107	A

		3,641

	Shares/Par	Value
Consumer Discretionary — Continued
Household Durables — 3.8%
American Greetings Corp.	27	$751
Beazer Homes USA Inc.	5	121
Blyth Inc.	1	21
Craftmade International Inc.	9	149
CSS Industries Inc.	18	697
Emerson Radio Corp.	13	38	A
Ethan Allen Interiors Inc.	46	1,572
Furniture Brands International Inc.	49	694
Hooker Furniture Corp.	14	305
Mity Enterprises Inc.	5	105	A
Standard Pacific Corp.	1	14
Stanley Furniture Co. Inc.	16	337
Tempur-Pedic International Inc.	78	2,025
Tupperware Brands Corp.	79	2,279
WCI Communities Inc.	4	64	A

		9,172

Leisure Equipment and Products — 1.3%
Aldila Inc.	5	80
Escalade Inc.	8	76
JAKKS Pacific Inc.	35	971	A
MarineMax Inc.	15	309	A
Polaris Industries Inc.	30	1,641

		3,077

Media — 1.1%
Belo Corp.	36	745
Journal Communications Inc.	48	623
McClatchy Co.	16	398
Saga Communications Inc.	15	150	A
Valassis Communications Inc.	36	610	A

		2,526

Multiline Retail — 0.2%
Tuesday Morning Corp.	46	564

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Consumer Discretionary — Continued
Specialty Retail — 7.6%
Asbury Automotive Group Inc.	48	$1,198
Big 5 Sporting Goods Corp.	24	615
Charming Shoppes Inc.	95	1,032	A
Conn’s Inc.	31	894	A
Finlay Enterprises Inc.	18	96	A
Genesco Inc.	38	2,003	A
Group 1 Automotive Inc.	42	1,674
Hastings Entertainment Inc.	19	136	A
Jos. A Bank Clothiers Inc.	4	166	A
Lithia Motors Inc.	22	547
Pacific Sunwear of California Inc.	29	627	A
Penske Automotive Group Inc.	91	1,937
Rent-A-Center Inc.	82	2,146	A
REX Stores Corp.	17	343	A
Sonic Automotive Inc.	51	1,475
Stage Stores Inc.	20	427
The Buckle Inc.	15	573
The Cato Corp.	23	494
The Finish Line Inc.	36	323
Zale Corp.	62	1,464	A

		18,170

Textiles, Apparel and Luxury Goods — 1.3%
Columbia Sportswear Co.	1	69
K-Swiss Inc.	23	640
Lakeland Industries Inc.	4	59	A
Rocky Brands Inc.	5	94	A
Steven Madden Ltd.	9	301	A
The Stride Rite Corp.	17	342
The Timberland Co.	55	1,396	A
UniFirst Corp.	7	291

		3,192

	Shares/Par	Value
Consumer Staples — 2.4%
Food and Staples Retailing — 0.6%
BJ’s Wholesale Club Inc.	19	$695	A
Ruddick Corp.	22	669

		1,364

Food Products — 1.4%
Del Monte Foods Co.	207	2,516
Smithfield Foods Inc.	13	400	A
The J.M. Smucker Co.	6	382

		3,298

Personal Products — 0.2%
CCA Industries Inc.	3	24
Mannatech Inc.	27	431
Schiff Nutrition International Inc.	11	71	A

		526

Tobacco — 0.2%
Universal Corp.	8	457

Energy — 4.2%
Energy Equipment and Services — 1.5%
Bristow Group Inc.	22	1,100	A
Gulfmark Offshore Inc.	13	687	A
Horizon Offshore Inc.	23	449	A
Hornbeck Offshore Services Inc.	9	357	A
Superior Well Services Inc.	17	442	A
Tidewater Inc.	6	397
Union Drilling Inc.	16	256	A

		3,688

Oil, Gas and Consumable Fuels — 2.7%
Alon USA Energy Inc.	14	599
Brigham Exploration Co.	48	283	A
Callon Petroleum Co.	20	276	A
Forest Oil Corp.	7	275	A

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Energy — Continued
Oil, Gas and Consumable Fuels — Continued
Mexco Energy Corp.	1	$6	A
Pogo Producing Co.	7	371
Stone Energy Corp.	46	1,590	A
The Meridian Resource Corp.	92	279	A
USEC Inc.	53	1,169	A
W&T Offshore Inc.	56	1,556

		6,404

Financials — 33.8%
Commercial Banks — 11.3%
1st Source Corp.	5	125
American National Bankshares Inc.	10	216
Arrow Financial Corp.	11	240
BancFirst Corp.	13	550
BancorpSouth Inc.	16	401
Cadence Financial Corp.	5	103
Camden National Corp.	12	466
Cathay General Bancorp	18	600
Chemical Financial Corp.	40	1,047
Chittenden Corp.	7	227
Citizens Banking Corp.	65	1,193
Columbia Banking System Inc.	24	699
Community Bank System Inc.	31	613
Community Banks Inc.	3	100
Community Trust Bancorp Inc.	25	800
CVB Financial Corp.	39	432
F.N.B. Corp.	60	996
First Bancorp	7	134
First Charter Corp.	16	306
First Community Bancshares Inc.	12	362
First M&F Corp.	11	202
First Merchants Corp.	8	183
First Midwest Bancorp Inc	9	316
First United Corp.	8	163

	Shares/Par	Value
Financials — Continued
Commercial Banks — Continued
Firstbank Corp.	1	$23
FNB Corp.	7	109
FNB Corp.	12	430
Fulton Financial Corp.	77	1,113
German American Bancorp Inc.	10	138
Great Southern Bancorp Inc.	6	151
Greater Bay Bancorp	5	125
Hancock Holding Co.	4	135
Harleysville National Corp.	12	193
Harrington West Financial Group Inc.	8	121
IBERIABANK Corp.	6	291
Independent Bank Corp.	11	181
International Bancshares Corp.	43	1,098
Lakeland Financial Corp.	11	238
Macatawa Bank Corp.	7	109
MainSource Financial Group Inc.	16	276
Mercantile Bank Corp.	3	88
Merchants Bancshares Inc.	4	97
National Penn Bancshares Inc.	22	372
NBT Bancorp Inc.	36	804
Northrim BanCorp Inc.	9	232
Old Point Financial Corp.	2	40
PAB Bankshares Inc.	14	262
Pacific Capital Bancorp	19	523
Park National Corp.	7	568
Penns Woods Bancorp Inc.	5	160
Peoples Bancorp Inc.	18	479
Provident Bankshares Corp.	24	792
Renasant Corp.	9	210
Republic First Bancorp Inc.	15	140	A
Royal Bancshares of Pennsylvania Inc.	1	29
S&T Bancorp Inc.	8	263
Sierra Bancorp	6	168
Simmons First National Corp.	8	232

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Financials — Continued
Commercial Banks — Continued
Sky Financial Group Inc.	4	$107
Southwest Bancorp Inc.	11	255
Susquehanna Bancshares Inc.	24	541
Taylor Capital Group Inc.	6	153
TriCo Bancshares	14	303
Trustmark Corp.	63	1,637
Union Bankshares Corp.	6	137
United Bankshares Inc.	18	569
United Security Bancshares	6	147
Univest Corp. of Pennsylvania	10	227
Washington Banking Co.	6	90
Washington Trust Bancorp Inc.	6	156
WesBanco Inc.	15	431
West Bancorporation	8	125
West Coast Bancorp	13	395
Whitney Holding Corp.	37	1,123
Yadkin Valley Financial Corp.	6	114

		27,174

Consumer Finance — 0.9%
Advanta Corp.	22	626
AmeriCredit Corp.	43	1,139	A
Nelnet Inc.	17	416

		2,181

Diversified Financial Services — 0.6%
Asset Acceptance Capital Corp.	40	699	A
California First National Bancorp	7	98
Financial Federal Corp.	13	373
Marlin Business Services Corp.	10	206	A

		1,376

Insurance — 13.7%
Affirmative Insurance Holdings Inc.	15	230
Alfa Corp.	58	906

	Shares/Par	Value
Financials — Continued
Insurance — Continued
American Equity Investment Life Holding Co.	55	$661
Argonaut Group Inc.	10	298
CNA Surety Corp.	45	842	A
Conseco Inc.	50	1,053	A
Delphi Financial Group Inc.	55	2,293
Donegal Group Inc. — Class A	7	109
Donegal Group Inc. — Class B	4	60
EMC Insurance Group Inc.	6	150
FBL Financial Group Inc.	47	1,864
Great American Financial Resources Inc.	13	312
Hanover Insurance Group Inc.	34	1,644
Harleysville Group Inc.	19	617
Horace Mann Educators Corp.	45	945
Infinity Property and Casualty Corp.	25	1,283
LandAmerica Financial Group Inc.	21	2,007
Meadowbrook Insurance Group Inc.	48	523	A
Mercer Insurance Group Inc.	2	38
Mercury General Corp.	8	441
National Atlantic Holdings Corp.	4	56	A
National Interstate Corp.	8	214
National Western Life Insurance Co.	4	986
Navigators Group Inc.	7	399	A
Nymagic Inc.	8	334
Odyssey Re Holdings Corp.	84	3,598
Ohio Casualty Corp.	22	934
Presidential Life Corp.	33	653
ProCentury Corp.	12	208
RLI Corp.	9	487
Safety Insurance Group Inc.	27	1,101
SeaBright Insurance Holdings	9	164	A
Selective Insurance Group Inc.	26	685
Specialty Underwriters’ Alliance Inc.	7	51	A
StanCorp Financial Group Inc.	30	1,574
State Auto Financial Corp.	11	328

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Financials — Continued
Insurance — Continued
The Commerce Group Inc.	76	$2,639
The Midland Co.	18	829
The Phoenix Cos. Inc.	51	769
Unico American Corp.	5	69	A
United Fire and Casualty Co.	15	517

		32,871

Thrifts and Mortgage Finance — 7.3%
Anchor Bancorp Wisconsin Inc.	37	961
Astoria Financial Corp.	9	218
City Bank	6	192
Corus Bankshares Inc.	72	1,250
Dime Community Bancshares	13	177
Downey Financial Corp.	33	2,191
First Defiance Financial Corp.	3	87
First Financial Holdings Inc.	19	618
First Financial Service Corp.	6	168
First Mutual Bancshares Inc.	7	166
First Place Financial Corp.	16	329
FirstFed Financial Corp.	17	987	A
Flagstar Bancorp Inc.	42	510
Flushing Financial Corp.	32	520
Franklin Bank Corp.	23	342	A
HMN Financial Inc.	6	211
IndyMac Bancorp Inc.	68	1,989
ITLA Capital Corp.	7	380
MAF Bancorp Inc.	12	635
North Central Bancshares Inc.	2	92
OceanFirst Financial Corp.	13	228
Parkvale Financial Corp.	9	258
PFF Bancorp Inc.	23	647
TierOne Corp.	3	81
Timberland Bancorp Inc.	13	201
Triad Guaranty Inc.	20	797	A

	Shares/Par	Value
Financials — Continued
Thrifts and Mortgage Finance — Continued
United Community Financial Corp.	32	$321
Washington Federal Inc.	63	1,530
Webster Financial Corp.	29	1,233
WSFS Financial Corp.	4	262

		17,581

Health Care — 1.7%
Health Care Equipment and Supplies — 0.3%
Atrion Corp.	2	176
Cantel Medical Corp.	13	216	A
Kinetic Concepts Inc.	1	42	A
National Dentex Corp.	2	38	A
Nutraceutical International Corp.	10	172	A

		644

Health Care Providers and Services — 1.4%
AMERIGROUP Corp.	21	493	A
Apria Healthcare Group Inc.	55	1,568	A
Kindred Healthcare Inc.	11	341	A
LifePoint Hospitals Inc.	27	1,036	A
National Medical Health Card Systems Inc.	4	56	A

		3,494

Industrials — 16.5%
Aerospace and Defense — 0.3%
Ducommun Inc.	8	198	A
United Industrial Corp.	7	444

		642

Air Freight and Logistics — 0.5%
ABX Air Inc.	56	454	A
Air T Inc.	1	11
Pacer International Inc.	27	642

		1,107

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Industrials — Continued
Airlines — 1.8%
ExpressJet Holdings Inc.	91	$542	A
Mesa Air Group Inc.	61	400	A
Republic Airways Holdings Inc.	45	905	A
SkyWest Inc.	105	2,502

		4,349

Building Products — 2.8%
American Woodmark Corp.	7	249
Ameron International Corp.	15	1,308
Builders FirstSource Inc.	25	408	A
Griffon Corp.	25	540	A
Lennox International Inc.	52	1,794
NCI Building Systems Inc.	14	676	A
Simpson Manufacturing Co. Inc.	27	904
TOUSA Inc.	40	166
Universal Forest Products Inc.	17	735

		6,780

Commercial Services and Supplies — 1.9%
Abatix Corp.	2	16	A
Comforce Corp.	13	35	A
Deluxe Corp.	67	2,721
Ennis Inc.	18	430
First Consulting Group Inc.	19	183	A
Industrial Services of America Inc.	3	48
Intersections Inc.	17	171	A
Labor Ready Inc.	30	700	A
Metalico Inc.	5	40	A
United Stationers Inc.	4	253	A

		4,597

	Shares/Par	Value
Industrials — Continued
Electrical Equipment — 1.3%
A.O. Smith Corp.	16	$654
BTU International Inc.	3	47	A
GrafTech International Ltd.	96	1,612	A
Regal-Beloit Corp.	19	870
Technology Research Corp.	3	14

		3,197

Industrial Conglomerates — 0.3%
Standex International Corp.	21	592

Machinery — 3.9%
Accuride Corp.	31	473	A
Actuant Corp.	8	473
Albany International Corp., Class A	6	251
Ampco-Pittsburgh Corp.	4	144
Barnes Group Inc.	28	900
Blount International Inc.	11	143	A
Briggs and Stratton Corp.	17	540
Commercial Vehicle Group Inc.	22	417	A
Crane Co.	17	754
Gehl Co.	9	264	A
Kennametal Inc.	12	968
Lincoln Electric Holdings Inc.	6	408
Mueller Industries Inc.	27	913
Supreme Industries Inc.	14	98
The Timken Co.	51	1,858
Wabash National Corp.	33	478
Xerium Technologies Inc.	32	245

		9,327

Road and Rail — 2.4%
Arkansas Best Corp.	18	713
Con-way Inc.	33	1,673
P.A.M. Transportation Services Inc.	7	134	A

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Industrials — Continued
Road and Rail — Continued
Quality Distribution Inc.	18	$201	A
Saia Inc.	11	312	A
U.S. Xpress Enterprises Inc.	9	160	A
USA Truck Inc.	5	75	A
Werner Enterprises Inc.	42	852
YRC Worldwide Inc.	44	1,634	A

		5,754

Trading Companies and Distributors — 1.0%
BlueLinx Holdings Inc.	29	306
GATX Corp.	4	182
Huttig Building Products Inc.	9	66	A
UAP Holding Corp.	9	268
United Rentals Inc.	48	1,556	A

		2,378

Transportation Infrastructure — 0.3%
Interpool Inc.	30	794

Information Technology — 5.5%
Communications Equipment — 0.3%
Plantronics Inc.	9	236
Radyne Corp.	17	185	A
Westell Technologies Inc.	73	191	A

		612

Computers and Peripherals — N.M.
Key Tronic Corp.	11	54	A

Electronic Equipment and Instruments — 2.8%
ADDvantage Technologies Group Inc.	5	23	A
Aetrium Inc.	8	33	A
Agilysys Inc.	25	567
American Technical Ceramics Corp.	4	88	A

	Shares/Par	Value
Information Technology — Continued
Electronic Equipment and Instruments — Continued
Anixter International Inc.	7	$542	A
Benchmark Electronics Inc.	55	1,235	A
Insight Enterprises Inc.	13	300	A
Merix Corp.	15	119	A
Multi-Fineline Electronix Inc.	18	304	A
PAR Technology Corp.	13	114	A
Park Electrochemical Corp.	5	133
Plexus Corp.	33	763	A
RF Industries Ltd.	3	14
SYNNEX Corp.	38	787	A
TTM Technologies Inc.	30	394	A
Vishay Intertechnology Inc.	76	1,197	A
Winland Electronics Inc.	2	5	A
Wireless Telecom Group Inc.	40	123	A
Wireless Xcessories Group Inc.	3	11	A

		6,752

Internet Software and Services — 0.8%
Earthlink Inc.	22	167	A
United Online Inc.	108	1,773

		1,940

IT Services — N.M.
TSR Inc.	7	28

Semiconductors and Semiconductor Equipment — 1.6%
Advanced Energy Industries Inc.	14	308	A
inTest Corp.	6	29	A
Kulicke and Soffa Industries Inc.	54	566	A
MKS Instruments Inc.	43	1,177	A
Omnivision Technologies Inc.	31	560	A
Photronics Inc.	27	400	A
RF Micro Devices Inc.	81	503	A

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Information Technology — Continued
Semiconductors and Semiconductor Equipment — Continued
Rudolph Technologies Inc.	8	$130	A
Ultra Clean Holdings Inc.	16	220	A

		3,893

Software — N.M.
Dynamics Research Corp.	4	46	A

Materials — 6.0%
Chemicals — 3.4%
Cytec Industries Inc.	1	57
FMC Corp.	18	1,564
Georgia Gulf Corp.	33	598
Hercules Inc.	26	515	A
Olin Corp.	77	1,613
PolyOne Corp.	122	875	A
RPM International Inc.	14	317
Sensient Technologies Corp.	45	1,150
Westlake Chemical Corp.	49	1,364

		8,053

Construction Materials — 0.4%
Headwaters Inc.	40	689	A
U.S. Concrete Inc.	36	316	A

		1,005

Containers and Packaging — 0.7%
Silgan Holdings Inc.	30	1,658

Metals and Mining — 1.5%
Gibraltar Industries Inc.	38	850
NN Inc.	18	209
Worthington Industries Inc.	117	2,529

		3,588

	Shares/Par	Value
Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.4%
Cincinnati Bell Inc.	49	$282	A
HickoryTech Corp.	14	124
Iowa Telecommunications Services Inc.	27	602
North Pittsburgh Systems Inc.	2	34

		1,042

Utilities — 7.1%
Electric Utilities — 2.2%
Great Plains Energy Inc.	73	2,123
IDACORP Inc.	33	1,060
Portland General Electric Co.	17	461
Westar Energy Inc.	74	1,785

		5,429

Gas Utilities — 2.7%
AGL Resources Inc.	30	1,214
Atmos Energy Corp.	56	1,677
Energen Corp.	4	192
New Jersey Resources Corp.	12	592
Nicor Inc.	6	236
The Laclede Group Inc.	23	721
WGL Holdings Inc.	56	1,838

		6,470

Multi-Utilities — 2.2%
Black Hills Corp.	11	441
Integrys Energy Group Inc.	33	1,674
Puget Energy Inc.	79	1,913
Vectren Corp.	44	1,188

		5,216

Total Common Stocks and Equity Interests (Cost — $192,996)		236,090

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Repurchase Agreements — 1.8%

Bank of America
5.22%, dated 6/29/07, to be repurchased at $2,186 on 7/2/07 (Collateral: $2,270 Fannie Mae Discount Notes, 0.000%, due 10/26/07, value $2,231)	$2,185	$2,185

Goldman Sachs Group Inc.
5.23%, dated 6/29/07, to be repurchased at $2,186 on 7/2/07 (Collateral: $2,449 Fannie Mae Conventional Loan Pool, 4.500%, due 8/1/35, value $2,235)	2,185	2,185

Total Repurchase Agreements (Cost — $4,370)		4,370

Total Investments — 100.1% (Cost — $197,366 B)		240,460
Other Assets Less Liabilities — (0.1)%		(301)

Net Assets — 100.0%		$240,159

Net Asset Value Per Share:
Primary Class		$13.75

Institutional Class		$15.60

A	Non-income producing.
B

Aggregate cost for Federal income tax purposes is substantially the same as book cost. At June 30, 2007 the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$50,474
Gross unrealized depreciation	$(7,380)

Net unrealized appreciation/(depreciation)	$43,094

N.M. Not Meaningful.

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.

Other information regarding the Fund is available in the Fund’s most recent Report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.

Date: August 28, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investors Trust, Inc.

Date: August 17, 2007